Restructuring - Narrative (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated, period percent	79.00%	79.00%
Restructuring charges	$ 292	$ 6,431
Cash payments for employee related restructuring charges	3,320	2,535
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges	200	5,600
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 100	$ 800